Operations (Details)	12 Months Ended
Dec. 31, 2023
Copel Geracaoe Transmissao SA [member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Copel Geração e Transmissão S.A. (Copel GeT)
Headquarters	Curitiba/PR
Main activity	Production and transmission of electricity
Interest	100.00%
Investor	Copel
Copel Distribuicao SA [member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Copel Distribuição S.A. (Copel DIS)
Headquarters	Curitiba/PR
Main activity	Distribution of electricity
Interest	100.00%
Investor	Copel
Copel Servicos S A Copel S E R [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Copel Serviços S.A. (Copel SER)
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	100.00%
Investor	Copel
Copel Comercializacao SA [member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Copel Comercialização S.A. (Copel COM)
Headquarters	Curitiba/PR
Main activity	Commercialization of electricity
Interest	100.00%
Investor	Copel
Companhia Paranaensede Gas Compagas [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Companhia Paranaense de Gás - Compagas
Headquarters	Curitiba/PR
Main activity	Distribution of pipeline gas
Interest	51.00%
Investor	Copel
Elejor Centrais Eletricasdo Rio Jordao S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Elejor - Centrais Elétricas do Rio Jordão S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	70.00%
Investor	Copel
U E G Araucaria S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	UEG Araucária S.A. (UEGA)
Headquarters	Curitiba/PR
Main activity	Production of electricity from natural gas
Interest	20.30%
Investor	Copel
U E G Araucaria S A One [Member]
IfrsStatementLineItems [Line Items]
Interest	60.90%
Investor	Copel GeT
Sao Bento Energia Investimentose Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	São Bento Energia, Investimentos e Participações S.A. (São Bento)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Nova Asa Branca I Energias Renováveis S.A.
Headquarters	S. Miguel do Gostoso/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca I I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Nova Asa Branca II Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca I I I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Nova Asa Branca III Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Eurus I V Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Nova Eurus IV Energias Renováveis S.A.
Headquarters	Touros/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Santa Maria Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Santa Maria Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Santa Helena Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Santa Helena Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Ventosde Santo Uriel S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Ventos de Santo Uriel S.A.
Headquarters	João Câmara/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Cutia Empreendimentos Eolicos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Cutia Empreendimentos Eólicos S.A. (Cutia)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Brownfield Investment Holding L Itda One [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Brownfield Investment Holding Ltda. (Brownfield)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Ventos D E Serra Do Mel B S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Ventos de Serra do Mel B S.A. (Serra do Mel)
Headquarters	Serra do Mel/RN
Main activity	Control and management of interests
Interest	68.84%
Investor	Copel GeT
Ventos D E Serra Do Mel B S A One [Member]
IfrsStatementLineItems [Line Items]
Interest	31.16%
Investor	Brownfield
Aventura Holding S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Aventura Holding S.A. (Aventura)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
S R M N Holding S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	SRMN Holding S.A. (SRMN)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Costa Oeste Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Costa Oeste Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Marumbi Transmissorade Energia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Marumbi Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Uirapuru Transmissora De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Uirapuru Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Bela Vista Geracaode Energia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Bela Vista Geração de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	100.00%
Investor	Copel GeT
F D A Geracao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	F.D.A. Geração de Energia Elétrica S.A. (FDA)
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	100.00%
Investor	Copel GeT
Jandaira I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Jandaíra I Energias Renováveis S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Jandaira I I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Jandaíra II Energias Renováveis S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Jandaira I I I Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Jandaíra III Energias Renováveis S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Jandaira I V Energias Renovaveis S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Jandaíra IV Energias Renováveis S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Eol Potiguar B 61 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Eol Potiguar B61 SPE S.A.
Headquarters	Serra do Mel/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
G E Olho Dagua S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GE Olho D’Água S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
G E Boa Vista S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GE Boa Vista S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
G E Farol S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GE Farol S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
G E Sao Bentodo Norte S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GE São Bento do Norte S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Central Geradora Eolica Sao Bentodo Norte I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Bento do Norte I S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bentodo Norte I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Bento do Norte II S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bentodo Norte I I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Bento do Norte III S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Miguel I S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Miguel II S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Geradora Eólica São Miguel III S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Guajiru S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Guajiru S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Jangada S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Jangada S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Potiguar S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Potiguar S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Cutia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Cutia S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Maria Helena S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Maria Helena S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Esperancado Nordeste S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Esperança do Nordeste S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usinade Energia Eolica Paraisodos Ventosdo Nordeste S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Eol Potiguar B 141 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Eol Potiguar B141 SPE S.A.
Headquarters	Serra do Mel/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Serra do Mel
Eol Potiguar B 142 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Eol Potiguar B142 SPE S.A.
Headquarters	Serra do Mel/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Serra do Mel
Eol Potiguar B 143 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Eol Potiguar B143 SPE S.A.
Headquarters	Serra do Mel/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Serra do Mel
Eol Ventosde Vila Paraiba I V S P E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Eol Ventos de Vila Paraíba IV SPE S.A.
Headquarters	Serra do Mel/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Serra do Mel
Central Eolica Aventura I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica Aventura II S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Aventura
Central Eolica Aventura I I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica Aventura III S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Aventura
Central Eolica Aventura I V S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica Aventura IV S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Aventura
Central Eolica Aventura V S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica Aventura V S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Aventura
Central Eolica S R M N I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica SRMN I S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	SRMN
Central Eolica S R M N I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica SRMN II S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	SRMN
Central Eolica S R M N I I I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica SRMN III S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	SRMN
Central Eolica S R M N I V S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica SRMN IV S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	SRMN
Central Eolica S R M N V S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Central Eólica SRMN V S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	SRMN